Pensions and Other Post-employment Benefit Obligations - Summary of Sensitivity Analysis on Defined Benefit Obligations (Detail) € in Millions	Dec. 31, 2017 EUR (€)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Total sensitivity on Defined Benefit Obligations, increase in discount rates	€ (68)
Total sensitivity on Defined Benefit Obligations, decrease in discount rates	76
France [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Total sensitivity on Defined Benefit Obligations, increase in discount rates	(9)
Total sensitivity on Defined Benefit Obligations, decrease in discount rates	10
Germany [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Total sensitivity on Defined Benefit Obligations, increase in discount rates	(9)
Total sensitivity on Defined Benefit Obligations, decrease in discount rates	10
Switzerland [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Total sensitivity on Defined Benefit Obligations, increase in discount rates	(20)
Total sensitivity on Defined Benefit Obligations, decrease in discount rates	23
United States [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Total sensitivity on Defined Benefit Obligations, increase in discount rates	(30)
Total sensitivity on Defined Benefit Obligations, decrease in discount rates	€ 33